Other operating income and expenses	6 Months Ended
Jun. 30, 2024
Other operating income and expenses [Abstract]
Other operating income and expenses
Note 19. - Other operating income and expenses
The table below shows the detail of Other operating income and expenses for the six-month periods ended June 30, 2024, and 2023:

Other operating income	For the six-month period ended June 30,
	2024	2023
	($ in thousands)
Grants (Note 17)	29,181	29,349
Gain on the sale of Atlantica´s equity interest in Monterrey (Note 8)	8,854	-
Gain on the sale of part of Atlantica´s interest in the Colombian portfolio	-	4,550
Insurance proceeds and other	12,092	6,580
Income from construction services for contracted concessional assets of the Company accounted for under IFRIC 12	6,703	-
Total	56,830	40,479

Other operating expenses	For the six-month period ended June 30,
	2024	2023
	($ in thousands)
Raw materials and consumables used	(18,311)	(18,041)
Leases and fees	(7,460)	(6,603)
Operation and maintenance	(73,813)	(60,382)
Independent professional services	(18,844)	(20,496)
Supplies	(15,079)	(18,590)
Insurance	(20,980)	(21,000)
Levies and duties	(13,629)	(7,851)
Construction costs from construction services for contracted concessional assets of the Company accounted for under IFRIC 12	(6,703)	-
Other expenses	(8,584)	(8,324)
Total	(183,403)	(161,287)

Insurance proceeds and other includes $8.5 million of insurance income in the six-month period ended June 30, 2024 related to an unscheduled outage in Kaxu further to a problem found in the turbine in 2023.

Income and costs from construction services correspond to the projects ATN Expansion 3 and ATS Expansion 1, which are currently under construction. Given that these projects are included within the scope of IFRIC 12 (intangible assets), the Company has recorded the income and the cost of construction in the consolidated statement of profit or loss.